PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2022 and 2021.

	December 31,
	2022	2021
Income before tax	$(596,881)	$(354,743)

HK SAR Profits Tax at 16.5%	(98,485)	(58,533)
Tax effect on non-deductible expenses	54,664	476,534
Tax effect on deductible temporary differences	(122)	(139)
Tax effect on tax loss not recognized	43,943	-
Tax effect on utilization of tax losses	-	(417,862)
Income tax	$-	$-

SCHEDULE OF STATUTORY AND EFFECTIVE TAX RATE

The Company’s effective tax rate was as follows as of December 31, 2022 and 2021:

	December 31,
	2022	2021

HK SAR Profits Tax at 16.5%	16.5%	16.5%
Tax effect of income not taxable	(16.5)%	(16.5)%
The Company’s effective tax rate	0%	0%